WARRANTS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Number of shares	44,296,242	29,624,663	44,205,800
Convertible promissory notes | 2019 Convertible Notes
Class of Warrant or Right [Line Items]
Number of shares common shares issuable upon conversion	5,000,000
Debt Instrument, Unamortized Discount	$ 1,200
Notes payable
Class of Warrant or Right [Line Items]
Debt Instrument, Unamortized Discount	571		$ 425
Notes payable | 2020 Credit Agreement
Class of Warrant or Right [Line Items]
Debt Instrument, Unamortized Discount	$ 200
Minimum
Class of Warrant or Right [Line Items]
Exercise price	$ 0.36	$ 0.36
Warrant term	1 year	1 year
Maximum
Class of Warrant or Right [Line Items]
Exercise price	$ 1.53	$ 1.53
Warrant term	5 years	5 years	6 years
Series A Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Exercise price	$ 0.4485	$ 0.4485
Number of shares	178,372	178,372
Term	10 years	10 years
Series D Preferred Stock Warrants 2017
Class of Warrant or Right [Line Items]
Exercise price	$ 1.5326	$ 1.5326
Number of shares	6,247,984	6,269,223
Term	7 years	7 years
Series D Preferred Stock Warrants 2019 and 2020
Class of Warrant or Right [Line Items]
Exercise price	$ 1.5326	$ 1.5326
Number of shares	37,869,886	23,177,068
Term	7 years	7 years
Shares reserved for warrants to purchase shares of common stock
Class of Warrant or Right [Line Items]
Number of shares	6,001,639	6,001,639	6,001,639
Shares reserved for warrants to purchase shares of common stock | Minimum
Class of Warrant or Right [Line Items]
Exercise price			$ 0.36
Warrant term			1 year
Shares reserved for warrants to purchase shares of common stock | Maximum
Class of Warrant or Right [Line Items]
Exercise price			$ 1.53